Investments - Summarized financial information (Details)		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Balance sheets data:
Current assets		¥ 6,685,426,757		¥ 7,077,183,579		$ 941,622,664
Current liabilities		1,376,069,149		1,558,664,148		193,815,287
Statements of comprehensive (loss) income data:
Gross profit		684,033,293	$ 96,344,074	990,110,052	¥ 1,089,910,236
(Loss) income from operations		(164,036,961)	(23,104,123)	(198,879,725)	(648,661,225)
Net (loss) income attributable to ordinary shareholders for computing basic net income (loss) per share		35,517,634		(75,422,408)	(581,883,146)
Equity method investments is presented on a group basis
Balance sheets data:
Current assets		99,825,485		105,824,402		14,060,126
Non-current assets		224,031,710		188,537,698		31,554,206
Current liabilities		116,536,612		121,420,629		$ 16,413,839
Statements of comprehensive (loss) income data:
Revenue		296,067,284	41,700,205	399,408,328	554,885,622
Investment gain	[1]			63,148,391
Gross profit		78,781,451	11,096,135	95,531,209	79,605,248
(Loss) income from operations		(27,906,082)	(3,930,489)	23,085,819	(57,912,568)
Net (loss) income attributable to ordinary shareholders for computing basic net income (loss) per share		¥ (26,539,772)	$ (3,738,049)	¥ 26,146,839	¥ (45,925,057)

[1]	Investment gain consisted of the mark-to fair value gain recognized in the financial statements of Nanshan LLP.